Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and Other Payables [abstract]
Schedule of Trade and Other Payables

	December 31,	December 31,
	2018	2017
Trade accounts payable	$14,099	$13,576
Lindero construction trade payables	10,120	142
Refundable deposits to contractors	1,278	686
Payroll payable	14,976	13,752
Mining royalty	890	1,023
Value added taxes payable	-	1,285
Interest payable	189	137
Due to related parties (note 16)	17	-
Other payables	1,893	411
	43,462	31,012

Deferred share units payable	3,116	5,094
Restricted share units payable	1,932	2,679
Performance share units payable	-	2,691
Total current share units payable	5,048	10,464

Total trade and other payables	$48,510	$41,476